LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Current maturities			Rp (6,296)			Rp (5,209)
Long-term portion		$ 2,347	33,743			27,974
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			949			1,098
Current maturities			(198)			(206)
Long-term portion			751			892
Projected net revenue to projected debt service ratio	1.2
Internal financing exceeding annual average capital expenditure	20.00%
Yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	¥ 4,607		Rp 602	¥ 5,375		648
Interest rate (as a percent)	2.95%	2.95%	2.95%
USD | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings		$ 13	Rp 188		$ 17	237
Interest rate (as a percent)	3.85%	3.85%	3.85%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			Rp 159			Rp 213
Interest rate (as a percent)	7.50%	7.50%	7.50%